Notes to the semi-annual condensed consolidated cash flow statement (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Notes to Consolidated Cash Flow Statement [Abstract]
Additions other than through business combinations, property, plant and equipment	€ 42,519	€ 26,995